Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 8,380	$ 6,344
Marketable securities and warrants	2,350	348
Trade receivables	1,782	2,278
VAT recoverable	5,573	4,010
Inventories	2,385	2,615
Other current assets	1,323	1,599
Current assets	21,793	17,194
Non-current assets
Property, plant and equipment	25,830	24,818
Mineral rights	20,511	2,676
Deferred income tax assets	5,145	10,894
Total assets	73,279	55,582
Current liabilities
Trade and other payables	8,172	7,132
VAT payable	3,415	1,927
Current portion of long-term lease liabilities	405	489
Current liabilities	11,992	9,548
Non-current liabilities
Convertible debentures	7,283
Long-term lease liabilities	425	788
Provisions	2,208	2,243
Deferred income tax liabilities	929	811
Total liabilities	22,837	13,390
Equity
Share capital	136,199	114,840
Contributed surplus	34,015	28,730
Accumulated other comprehensive loss	(15,380)	(13,006)
Deficit	(104,392)	(88,372)
Total equity	50,442	42,192
Total liabilities and equity	$ 73,279	$ 55,582